Income Taxes (Tables)	12 Months Ended
May 31, 2016
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes

Significant components of provision for income taxes for the years ended May 31, 2014, 2015 and 2016 were as follows:

	Years ended May 31,
	2014	2015	2016
	US$	US$	US$
Current:
PRC	28,235	31,552	39,467

Deferred:
PRC	(2,193)	(5,331)	(1,936)

Total provision for income taxes	26,042	26,221	37,531

Components of Group's Deferred Tax Assets and Liabilities

Significant components of the Group’s deferred tax assets and liabilities were as follows (1):

	As of May 31,
	2015	2016
	US$	US$
Current deferred tax assets
Allowance doubtful accounts	205	—
Accrued expenses	15,990	—
Deferred revenue for incentive plan	2,382	—

Total current deferred tax assets	18,577	—
Less: valuation allowance	(589)	—

Current deferred tax assets, net	17,988	—

Non-current deferred tax assets
Allowance doubtful accounts	—	252
Accrued expenses	—	18,427
Deferred revenue for incentive plan	—	2,376
Net operating loss carry-forwards	7,403	6,910

Total non-current deferred tax assets	7,403	27,965
Less: valuation allowance	(2,363)	(3,624)

Non-current deferred tax assets, net	5,040	24,341

Non-current deferred tax liabilities
Acquired of non-current assets	(2,461)	(1,982)

Total non-current deferred tax liabilities	(2,461)	(1,982)

(1)	The Group chose to early adopt ASU 2015-17 and classified all deferred tax assets and liability as noncurrent as of May 31,2016. The Group did not retrospectively apply the changes to prior years.

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates

A reconciliation of the effective tax rates from the 25% statutory tax rates was as follows for the years ended May 31, 2014, 2015 and 2016:

	Years ended May 31,
	2014	2015	2016
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of expenses not deductible for tax purposes	4.33	4.91	4.57
Effect of tax holiday	(20.34)	(20.82)	(18.05)
Changes in valuation allowance	(0.09)	(0.59)	0.25
Effect of dividend withholding tax	1.81	3.39	2.27

Total provision for income taxes	10.71	11.89	14.04